Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Cash received from customers	$ 713,256	$ 947,339
Cash paid to suppliers and employees	(698,909)	(932,116)
Other operating activities, net	(4,898)	(3,814)
Net cash provided by operating activities	9,449	11,409
Cash flows from investing activities:
Software development costs	0	(63,901)
Other investing activities, net	281	(9,009)
Net cash provided (used) by investing activities	281	(72,910)
Cash flows from financing activities:
Payments made on term debt	(5,265)	(26,338)
Net cash used by financing activities	(5,265)	(26,338)
Net increase (decrease) in cash and cash equivalents	4,465	(87,839)
Cash and cash equivalents, Beginning balance	22,027	138,539
Cash and cash equivalents, Ending balance	26,492	50,700
Reconciliation of net loss to cash flows from operating activities:
Net loss	(159,327)	(317,223)
Adjustments to reconcile net loss to net cash used by operating activities:
Software development costs amortized	62,135	122,979
Depreciation & amortization	33,828	44,159
Loss (gain) on sale of property and equipment	388	(75)
Gain on debt settlement	368,051	0
Loss on impairment expense	217,972	0
Change in assets and liabilities:
Decrease in accounts receivable	66,078	45,763
Decrease in inventories	15,846	29,934
(Increase) decrease in other current assets	(5,260)	5,245
Increase in accrued royalties	73,952	52,183
(Decrease) increase in accounts payable	(34,405)	22,459
Increase in other liabilities	106,293	5,985
Net cash provided by operating activities	$ 9,449	$ 11,409